Annual Total Returns - International Capital Appreciation Portfolio [BarChart] - 02.28 VIP International Capital Appreciation Portfolio Investor PRO-08 - International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio-Investor VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.63%)
Annual Return 2012	25.81%
Annual Return 2013	21.50%
Annual Return 2014	2.99%
Annual Return 2015	3.08%
Annual Return 2016	(3.01%)
Annual Return 2017	36.33%
Annual Return 2018	(12.80%)
Annual Return 2019	33.16%
Annual Return 2020	22.14%